Subsequent events (Details) - USD ($) $ in Billions	Feb. 21, 2020	Feb. 07, 2020
Ecopetrol reported agreement with shell [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest acquired		50.00%
Authorization of issuance and placement of bonds
Disclosure of non-adjusting events after reporting period [line items]
Allowed liquidity position in capital market	$ 2